Fair value measurements - Summary of Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Short-term investments (i)	$ 946,543	$ 489,101
Recurring [Member]
Assets
Short-term investments (i)	946,543	489,101
Equity investment with readily determinable fair values (ii)	25,480	184,968
Derivative - forward exchange contracts		54
Total	972,023	674,123
Liabilities
Derivatives - forward exchange contracts		(6,789)
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Short-term investments (i)	212,795	124,176
Equity investment with readily determinable fair values (ii)	25,480	184,968
Total	238,275	309,144
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Short-term investments (i)	682,697	364,925
Equity investment with readily determinable fair values (ii)	0
Derivative - forward exchange contracts		54
Total	682,697	364,979
Liabilities
Derivatives - forward exchange contracts		$ (6,789)
Recurring [Member] | Level 3 [Member]
Assets
Short-term investments (i)	51,051
Total	$ 51,051